SCHEDULE OF OPTION ACTIVITY AND RELATED INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Options, Balance at the beginning	[1]	3,690,955	3,029,791
Weighted- Average Exercise Price - Balances at the beginning		$ 1.98	$ 0.45
Weighted- Average Grant Date Fair Value, Balances at the beginning		$ 1.38	$ 0.72
Weighted- Average Remaining Contractual Life (in years)		8 years 6 months 7 days	7 years 11 months 1 day
Aggregate Intrinsic value Balances at the beginning		$ 6,550	$ 651
Number of Options granted	[1]	572,428	2,069,309
Weighted- Average Exercise Price Options granted		$ 3.46	$ 3.41
Weighted- Average Grant Date Fair Value, Options granted		$ 1.57	$ 2.03
Aggregate Intrinsic value Options granted			$ 3,551
Number of Options forfeited	[1]	(39,074)	(421,094)
Weighted- Average Exercise Price Options forfeited		$ 3.13	$ 1.44
Weighted- Average Grant Date Fair Value, Options forfeited		$ 1.73	$ 1.82
Aggregate Intrinsic value Options forfeited
Number of Options exercised	[1]	(581,351)	(987,051)
Weighted- Average Exercise Price Options exercised		$ 1.16	$ 0.51
Weighted- Average Grant Date Fair Value, Options exercised		$ 0.89	$ 0.53
Aggregate Intrinsic value Options exercised			$ 442
Number of Options, Balance at the end	[1]	3,642,958	3,690,955
Weighted- Average Exercise Price Balances at the end		$ 2.02	$ 1.98
Weighted- Average Grant Date Fair Value, Balances at the end		$ 1.21	$ 1.38
Weighted- Average Remaining Contractual Life (in years)		7 years 10 months 24 days	8 years 6 months 7 days
Aggregate Intrinsic value Balances at the end		$ 35,898	$ 6,550
Number of Options, Vested and Exercisable	[1]	1,646,304
Weighted- Average Exercise Price Vested and Exercisable		$ 1.48
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term		7 years 1 month 17 days
Aggregate Intrinsic value Vested and Exercisable		$ 17,114
Number of Options, Vested and expected to vest	[1]	3,642,958
Weighted- Average Exercise Price Vested and expected to vest (in dollars per share)		$ 2.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		7 years 10 months 24 days
Aggregate Intrinsic value Vested and expected to vest		$ 35,898

[1]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.